Deposit Guarantee Insurance - Summary of Entity's Interest in the Capital Stock (Detail) - BCRA Communique B [member]	Mar. 22, 2023
Banco Macro SA Bizland SAU Union Transitoria [Member]
Disclosure Of Entity Interest In Captial Stock [Line Items]
percentage capital interest	7.6285%
Banco BMA SA [Member]
Disclosure Of Entity Interest In Captial Stock [Line Items]
percentage capital interest	1.6414%